DEFERRED TAX COMPUTATION (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
DEFERRED TAX COMPUTATION (Details)
Valuation allowance	$ (1,916,162)	$ (2,037,105)
Deferred tax assets:
Net operating loss carryovers	1,916,162	2,037,105
Other temporary differences
Stock-based compensation
Total deferred tax assets	1,916,162	2,037,105
Net deferred tax asset